Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 870,829,138	$ 858,026,940	$ 203,251,347
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset) (Note 18)	200,000	(116,000)	942,000
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	(2,280,000)	259,000	(477,000)
Cash flow hedges - effective portion of changes in fair value (Note 15)	1,005,000	(6,164,000)	30,657,000
Cash flow hedges - recycling into P&L (Note 15)	0	(25,749,000)	0
Equity-accounted investees - share of other comprehensive income (Note 27)	0	0	159,000
Other comprehensive income (expense), net of tax	(1,075,000)	(31,770,000)	31,281,000
Total comprehensive income (expense) for the period	869,754,000	826,257,000	234,532,000
Attributable to:
Owners of the company	$ 869,754,000	$ 826,257,000	$ 234,532,000